Income Tax - Schedule of Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Effective Tax Rate [Abstract]
Profit (loss) before tax	$ (84,587)	$ 45,960	$ 47,739
Income tax (benefit) expense at corporate tax rate	(14,380)	10,759	9,428
Tax effect of expenses that are not deductible in determining taxable profit	37,671	38,181	27,187
Tax effect of income not taxable in determining taxable profit	(28,318)	(42,890)	(30,292)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(11,900)	2,503	(1,249)
Others - Includes exchange effect for reversal rates of long-term temporary differences, income taxed at differential rates, effect of change in deferred tax rate and tax discounts	684	(2,908)	6,539
Tax effect use of tax losses not previously recognized	(44)	(28)
Tax (benefit) expense for the year	$ (16,287)	$ 5,617	$ 11,613
Effective tax rate for the year	19.25%	12.22%	24.33%